Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating expenses:
General and administrative expenses	$ (1,502,523)	$ (2,252,709)	$ (1,449,339)
Loss from operations	(1,502,523)	(2,252,709)	(1,449,339)
Share of loss in subsidiaries	(5,904,310)	(4,529,969)	(5,014,132)
Other income (expense), net	122,041	(408)	(327)
Loss before income tax expenses	(7,284,792)	(6,783,086)	(6,463,798)
Income tax expense
Net loss	$ (7,284,792)	$ (6,783,086)	$ (6,463,798)